LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair value	¥ 28,699	$ 3,932	¥ 51,624
Equity method investments	428,842	58,751	324,163
Available-for-sale debt securities	14,625	2,004	18,924
Less: Impairment loss	0	0
Total	¥ 472,166	$ 64,687	¥ 394,711